ACQUIRED INTANGIBLE ASSETS, NET (Details) (USD $) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013
Acquired intangible assets with definite lives
Gross carrying amount	$ 2,519		$ 2,519
Accumulated amortization	(2,585)		(2,491)
Exchange differences	66		67
Total			95
Acquired intangible assets with indefinite lives
Movie theater licenses, Gross carrying amount	2,328		2,328
Movie theater licenses, Exchange difference	23		29
Movie theater licenses, Net carrying amount	2,351		2,357
Intangible Assets
Gross carrying amount, Total	4,847		4,847
Exchange difference, Total	89		96
Net carrying amount, Total	2,351		2,452
Amortization expenses	94	570
Impairment on acquired intangible assets	0		0
Membership
Acquired intangible assets with definite lives
Gross carrying amount	59		59
Accumulated amortization	(59)		(59)
Favorable lease
Acquired intangible assets with definite lives
Gross carrying amount	2,460		2,460
Accumulated amortization	(2,526)		(2,432)
Exchange differences	66		67
Total			$ 95